Securities Act File No. 333-161933
As filed with the Securities and Exchange Commission on March 5, 2010

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No.
Post-Effective Amendment No. 1 ☑
TRANSAMERICA PARTNERS FUNDS GROUP
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716
(Name and Address of Agent for Service)
Registrant has registered an indefinite number of shares of its common stock pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is being paid at this time.
It is proposed that this filing become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended,

Transamerica Partners Funds Group
This Post-Effective Amendment consists of the following:
(1)	Facing Sheet of the Registration Statement.

(2)	Part C to the Registration Statement (including signature page).
Parts A and B are incorporated herein by reference to the Registration Statement on Form N-14 (File No. 333-161933) filed on September 16, 2009 (Accession Number 0000950123-09-043374).
This Post-Effective Amendment is being filed solely for the purpose of filing the final tax opinion as Exhibit 12 to this Registration Statement on Form N-14.

PART C
OTHER INFORMATION
Item 15. Indemnification
A policy of insurance covering Transamerica Asset Management, Inc. (“TAM”), its subsidiaries, and all of the registered investment companies advised by TAM insures the Registrant’s directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.
Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Amended and Restated of Declaration of Trust and Bylaws, which are incorporated herein by reference.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 16. Exhibits
(1)	Amended and Restated Declaration of Trust is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Post-Effective Amendment No. 35 as filed with the SEC on February 28, 2008.

(2)	By-Laws are incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Post-Effective Amendment No. 38 as filed with the SEC on February 28, 2008.

(3)	Not Applicable

(4)	Agreement and Plan of Reorganization is incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-161933) as filed with the SEC on September 16, 2009.

(5)	Not Applicable.
(6)	(a)	Investment Advisory Agreements
(i)	Transamerica Partners Large Value — incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Post-Effective Amendment No. 38, as filed with the SEC on April 30, 2009.

(ii)	Transamerica Partners Large Growth — incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Post-Effective Amendment No. 38, as filed with the SEC on April 30, 2009.

(iii)	Transamerica Partners Core Bond — incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Post-Effective Amendment No. 38, as filed with the SEC on April 30, 2009.
(a)	Amended Schedule A, effective May 1, 2008, to the Investment Advisory Agreement dated November 1, 2007 between the Registrant and TAM is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), with Post-Effective Amendment No. 38, as filed with the SEC on April 30, 2009.
(7)	Underwriting Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Post-Effective Amendment No. 38, as filed with the SEC on April 30, 2009.

(8)	Amended and Restated Board Members Deferred Compensation Plan is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Post-Effective Amendment No. 38, as filed with the SEC on April 30, 2009.

(9)	Custodian Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Pre-Effective Amendment No. 2, as filed with the SEC on January 3, 1994.
(10)	(a)	Amended and Restated Plan of Distribution under Rule 12b-1 is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Post-Effective Amendment No. 15, as filed with the SEC on April 30, 1999.

	(b)	Amended and Restated Plan for Multiple Classes of Shares is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Post-Effective Amendment No. 10, as filed with the SEC on October 3, 1997.

(11)	Opinion of counsel is incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-161933) as filed with the SEC on September 16, 2009.

(12)	Opinion of counsel as to tax matters (filed herein).
(13)	(a)	Transfer Agent Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Post-Effective Amendment No. 35, as filed with the SEC on February 28, 2008.

	(b)	Administrative Services Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Post-Effective Amendment No. 35, as filed with the SEC on February 28, 2008.

	(c)	Expense Reimbursement Letter Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Post-Effective Amendment No. 35, as filed with the SEC on February 28, 2008.

	(d)	Third Party Feeder Agreement is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Post-Effective Amendment No. 15, as filed with the SEC on April 30, 1999.
(14)	Consent of Independent Certified Public Accountants is incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-161933) as filed with the SEC on September 16, 2009.

(15)	Not Applicable

(16)	Powers of Attorney for the Registrant are incorporated herein by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-161933) as filed with the SEC on September 16, 2009.
(17)	(a)	Investor Representation Letter of Initial Shareholder is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Pre-Effective Amendment No. 2, as filed with the SEC on January 3, 1994.

	(b)	Code of Ethics of TAM and the Registrant is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Post-Effective Amendment No. 35, as filed with the SEC on February 28, 2008.

	(c)	Code of Ethics of TCI is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File No. 033-61810), Post-Effective Amendment No. 35, as filed with the SEC on February 28, 2008.
Item 17. Undertakings
1.	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of St. Petersburg and State of Florida on the 5th day of March, 2010.

TRANSAMERICA PARTNERS FUNDS GROUP
By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ John K. Carter	Chairperson, Trustee, President and	March 5, 2010

John K. Carter	Chief Executive Officer

/s/ Sandra N. Bane	Trustee	March 5, 2010

Sandra N. Bane*

/s/ Leo J. Hill	Trustee	March 5, 2010

Leo J. Hill*

/s/ David W. Jennings	Trustee	March 5, 2010

David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	March 5, 2010

Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	March 5, 2010

Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	March 5, 2010

Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	March 5, 2010

Joyce G. Norden*

/s/ Patricia Sawyer	Trustee	March 5, 2010

Patricia Sawyer*

/s/ John W. Waechter	Trustee	March 5, 2010

John W. Waechter*

/s/ Joseph P. Carusone	Vice President, Treasurer and

Joseph P. Carusone	Principal Financial Officer	March 5, 2010

* By:	/s/ Dennis P. Gallagher	March 5, 2010
Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549
SECURITIES AND EXCHANGE COMMISSION
Exhibits Filed With
Post-Effective Amendment No. 1 to
Registration Statement on
Form N-14
Transamerica Partners Funds Group
Registration No. 333-161933
EXHIBIT INDEX

Exhibit Number	Description of Exhibit
(12)	Opinion of counsel as to tax matters.
(a) Transamerica Partners Large Value
(b) Transamerica Partners Large Growth
(c) Transamerica Partners Core Bond